Fees and Expenses	Aug. 31, 2025 USD ($)
MFS Core Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Core Equity Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Core Equity Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.04%
Expenses (as a percentage of Assets)		0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.56%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.88%	1.63%	1.63%	0.63%	1.63%	1.13%	0.88%	0.63%	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Core Equity Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 660	$ 566	$ 266	$ 64	$ 166	$ 115	$ 90	$ 64	$ 56
Expense Example, with Redemption, 3 Years	842	816	516	204	516	361	283	204	178
Expense Example, with Redemption, 5 Years	1,039	1,091	891	356	891	627	492	356	312
Expense Example, with Redemption, 10 Years	$ 1,607	$ 1,743	$ 1,743	$ 797	$ 1,943	$ 1,385	$ 1,095	$ 797	$ 701
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Core Equity Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 166	$ 166
Expense Example, No Redemption, 3 Years	[1]	516	516
Expense Example, No Redemption, 5 Years	[1]	891	891
Expense Example, No Redemption, 10 Years	[1]	$ 1,743	$ 1,743
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	43.00%
MFS Core Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Low Volatility Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Low Volatility Equity Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Low Volatility Equity Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.10%
Expenses (as a percentage of Assets)		0.93%	1.68%	1.68%	0.68%	1.68%	1.18%	0.93%	0.68%	0.60%
Fee Waiver or Reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.89% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.64% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class’ average daily net assets annually for Class R2 shares, and 0.57% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Low Volatility Equity Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 661	$ 567	$ 267	$ 65	$ 167	$ 116	$ 91	$ 65	$ 58
Expense Example, with Redemption, 3 Years	851	826	526	214	526	371	292	214	189
Expense Example, with Redemption, 5 Years	1,056	1,109	909	375	909	645	511	375	332
Expense Example, with Redemption, 10 Years	$ 1,649	$ 1,784	$ 1,784	$ 843	$ 1,984	$ 1,428	$ 1,139	$ 843	$ 747
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Low Volatility Equity Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 167	$ 167
Expense Example, No Redemption, 3 Years	[1]	526	526
Expense Example, No Redemption, 5 Years	[1]	909	909
Expense Example, No Redemption, 10 Years	[1]	$ 1,784	$ 1,784
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
MFS Low Volatility Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Low Volatility Global Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Low Volatility Global Equity Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Low Volatility Global Equity Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.14%
Expenses (as a percentage of Assets)		1.02%	1.77%	1.77%	0.77%	1.77%	1.27%	1.02%	0.77%	0.69%
Fee Waiver or Reimbursement	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.99% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.74% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.74% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.24% of the class' average daily net assets annually for Class R2 shares, and 0.68% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Low Volatility Global Equity Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 670	$ 577	$ 277	$ 76	$ 177	$ 126	$ 101	$ 76	$ 69
Expense Example, with Redemption, 3 Years	878	854	554	243	554	400	322	243	220
Expense Example, with Redemption, 5 Years	1,103	1,157	957	425	957	694	560	425	383
Expense Example, with Redemption, 10 Years	$ 1,749	$ 1,884	$ 1,884	$ 951	$ 2,081	$ 1,531	$ 1,245	$ 951	$ 858
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Low Volatility Global Equity Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 177	$ 177
Expense Example, No Redemption, 3 Years	[1]	554	554
Expense Example, No Redemption, 5 Years	[1]	957	957
Expense Example, No Redemption, 10 Years	[1]	$ 1,884	$ 1,884
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%
MFS Low Volatility Global Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS New Discovery Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS New Discovery Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS New Discovery Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.06%
Expenses (as a percentage of Assets)		1.28%	2.03%	2.03%	1.03%	2.03%	1.53%	1.28%	1.03%	0.91%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.06%)
Net Expenses (as a percentage of Assets)		1.21%	1.96%	1.96%	0.96%	1.96%	1.46%	1.21%	0.96%	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.21% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.96% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.96% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.46% of the class' average daily net assets annually for Class R2 shares, and 0.85% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS New Discovery Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 691	$ 599	$ 299	$ 98	$ 199	$ 149	$ 123	$ 98	$ 87
Expense Example, with Redemption, 3 Years	951	930	630	321	630	477	399	321	284
Expense Example, with Redemption, 5 Years	1,231	1,287	1,087	562	1,087	828	696	562	498
Expense Example, with Redemption, 10 Years	$ 2,026	$ 2,160	$ 2,160	$ 1,253	$ 2,353	$ 1,818	$ 1,539	$ 1,253	$ 1,114
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS New Discovery Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 199	$ 199
Expense Example, No Redemption, 3 Years	[1]	630	630
Expense Example, No Redemption, 5 Years	[1]	1,087	1,087
Expense Example, No Redemption, 10 Years	[1]	$ 2,160	$ 2,160
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	68.00%
MFS New Discovery Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Research International Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Research International Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Research International Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.02%
Expenses (as a percentage of Assets)		1.00%	1.75%	1.75%	0.75%	1.75%	1.25%	1.00%	0.75%	0.65%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Research International Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 670	$ 577	$ 277	$ 76	$ 177	$ 126	$ 101	$ 76	$ 65
Expense Example, with Redemption, 3 Years	874	850	550	239	550	396	317	239	207
Expense Example, with Redemption, 5 Years	1,095	1,148	948	416	948	685	551	416	361
Expense Example, with Redemption, 10 Years	$ 1,728	$ 1,863	$ 1,863	$ 929	$ 2,062	$ 1,510	$ 1,224	$ 929	$ 809
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Research International Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 177	$ 177
Expense Example, No Redemption, 3 Years	[1]	550	550
Expense Example, No Redemption, 5 Years	[1]	948	948
Expense Example, No Redemption, 10 Years	[1]	$ 1,863	$ 1,863
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
MFS Research International Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Technology Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Technology Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Technology Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.06%
Expenses (as a percentage of Assets)		1.12%	1.87%	1.87%	0.87%	1.87%	1.37%	1.12%	0.87%	0.78%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.11%	1.86%	1.86%	0.86%	1.86%	1.36%	1.11%	0.86%	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Technology Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 682	$ 589	$ 289	$ 88	$ 189	$ 138	$ 113	$ 88	$ 79
Expense Example, with Redemption, 3 Years	910	887	587	277	587	433	355	277	248
Expense Example, with Redemption, 5 Years	1,156	1,210	1,010	481	1,010	749	616	481	432
Expense Example, with Redemption, 10 Years	$ 1,859	$ 1,994	$ 1,994	$ 1,072	$ 2,190	$ 1,645	$ 1,362	$ 1,072	$ 965
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Technology Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 189	$ 189
Expense Example, No Redemption, 3 Years	[1]	587	587
Expense Example, No Redemption, 5 Years	[1]	1,010	1,010
Expense Example, No Redemption, 10 Years	[1]	$ 1,994	$ 1,994
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	50.00%
MFS Technology Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS U.S. Government Cash Reserve Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS U.S. Government Cash Reserve Fund	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS U.S. Government Cash Reserve Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.13%
Expenses (as a percentage of Assets)		0.83%	1.58%	1.58%	0.58%	1.58%	1.08%	0.83%	0.58%	0.53%
Fee Waiver or Reimbursement	[1]	(0.38%)	(1.13%)	(1.13%)	(0.13%)	(1.13%)	(0.63%)	(0.38%)	(0.13%)	(0.16%)
Net Expenses (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.37%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class B, Class C, Class R1, and Class R2 distribution fee to 0.00% of each class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026. MFD has agreed in writing to waive the Class A, Class B, Class C, Class R1, Class R2, and Class R3 service fee to 0.00% of each class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.45% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.37% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS U.S. Government Cash Reserve Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 46	$ 446	$ 146	$ 46	$ 46	$ 46	$ 46	$ 46	$ 38
Expense Example, with Redemption, 3 Years	227	688	388	173	388	281	227	173	154
Expense Example, with Redemption, 5 Years	423	953	753	311	753	534	423	311	280
Expense Example, with Redemption, 10 Years	$ 990	$ 1,579	$ 1,579	$ 713	$ 1,782	$ 1,260	$ 990	$ 713	$ 650
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS U.S. Government Cash Reserve Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 46	$ 46
Expense Example, No Redemption, 3 Years	[1]	388	388
Expense Example, No Redemption, 5 Years	[1]	753	753
Expense Example, No Redemption, 10 Years	[1]	$ 1,579	$ 1,579
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

MFS Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Value Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Value Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.01%
Expenses (as a percentage of Assets)		0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.45%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.79%	1.54%	1.54%	0.54%	1.54%	1.04%	0.79%	0.54%	0.44%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026	December 31, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Value Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 651	$ 557	$ 257	$ 55	$ 157	$ 106	$ 81	$ 55	$ 45
Expense Example, with Redemption, 3 Years	815	789	489	175	489	333	254	175	143
Expense Example, with Redemption, 5 Years	993	1,044	844	306	844	578	443	306	251
Expense Example, with Redemption, 10 Years	$ 1,507	$ 1,643	$ 1,643	$ 688	$ 1,845	$ 1,282	$ 989	$ 688	$ 566
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Value Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 157	$ 157
Expense Example, No Redemption, 3 Years	[1]	489	489
Expense Example, No Redemption, 5 Years	[1]	844	844
Expense Example, No Redemption, 10 Years	[1]	$ 1,643	$ 1,643
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
MFS Value Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.